(4) Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT
Equipment	$ 2,250	$ 2,250	$ 0
Less: accumulated depreciation	581	206	0
Total	$ 1,669	$ 2,044	$ 0